Debt - Narrative (Details)	1 Months Ended		6 Months Ended
	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares			$ 7.3471	$ 63.5892
New DNB Facility
Debt Instrument [Line Items]
Principal	$ 175,000,000				$ 150,000,000
Proceeds from issuance of long-term debt	25,000,000
Repayment of long-term debt			$ 10,000,000
DNB guarantees & letters of credit
Debt Instrument [Line Items]
Principal	$ 25,000,000
$250m Convertible Bonds
Debt Instrument [Line Items]
Principal		$ 250,000,000	$ 250,000,000
Conversion price (in dollars per share) | $ / shares		$ 7.3471
Convertible shares (in shares) | shares		34,027,031
Debt instrument, interest rate		5.00%	5.00%
Share lending arrangement, shares authorized (in shares) | shares		25,000,000	25,000,000
Senior secured bonds
Debt Instrument [Line Items]
Principal		$ 150,000,000
Debt instrument, interest rate		9.50%
Purchase price %		101.00%
Value of sequestrated assets		$ 10,000,000
Senior secured bonds | Debt covenant period 1
Debt Instrument [Line Items]
Minimum book equity ratio		20.00%
Minimum liquidity		$ 15,000,000
Senior secured bonds | Debt covenant period 2
Debt Instrument [Line Items]
Minimum book equity ratio		25.00%
Minimum liquidity		$ 50,000,000
$350m Convertible Bonds
Debt Instrument [Line Items]
Principal						$ 350,000,000
Repayment of long-term debt			$ 350,000,000
Debt instrument, interest rate			3.875%
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate			8.90%	5.80%
Interest bearing debt excl convertible bonds
Debt Instrument [Line Items]
Average interest rate			10.30%	6.20%